Significant Basis Of Preparation And Accounting Policies_Newly adopted standards and interpretations that affected the Groups accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Amendments to IAS 7 Statement of Cash Flows
Disclosure of voluntary change in accounting policy [Line Items]
Description of nature of voluntary change in accounting policy	The amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes. Additional disclosure required related to the first time application of these amendments in the current year are in note 6. Consistent with the transition provisions of the amendments, the Group has not disclosed comparative information for the prior period.
Description of reasons why applying new accounting policy provides reliable and more relevant information	Apart from the additional disclosure in note 6, the application of these amendments has no material impact on the disclosures or the amounts recognized in the Group’s consolidated financial statements.
Amendments to IAS 12 Income Taxes
Disclosure of voluntary change in accounting policy [Line Items]
Description of nature of voluntary change in accounting policy	The amendments clarify that in evaluating the deferred tax assets arising from deductible temporary difference of debt instruments measured at fair value, the carrying amount of an asset does not limit the estimation of probable future taxable profits. The application of these amendments has no material impact on the disclosures or the amounts recognized in the Group’s consolidated financial statements.
Description of reasons why applying new accounting policy provides reliable and more relevant information	There are several annual improvements in the current period, but the application of the amendments has had no material effect on the Group’s consolidated financial statements.